EQUITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Shares authorized	300,000,000	300,000,000
Shares issued and fully paid	168,142,740	168,142,740
Nominal value	$ 1.00	$ 1.00
Capital contributions from non-controlling partners	$ 5,870,314	$ 700,000	$ 4,084,160
Distributions to the non-controlling partners	$ 4,522,936	$ 2,067,803	$ 1,024,747
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Legal reserve amount percentage	5.00%
Net earnings percentage	10.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Legal reserve amount percentage	10.00%
Net earnings percentage	50.00%